Cullen International High Dividend Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.87%
Australia - 4.20%
Rio Tinto, Ltd.	76,064	6,800,145
Sonic Healthcare, Ltd.	59,873	1,580,784
		8,380,929

Brazil - 3.14%
Vale SA	312,251	6,264,630

Canada - 5.47%
BCE, Inc.	90,260	5,005,820
Power Corp. of Canada	191,025	5,913,424
		10,919,244

Finland - 1.32%
UPM-Kymmene Oyj	80,654	2,633,772

France - 11.00%
BNP Paribas SA	103,807	5,932,048
Cie de Saint-Gobain	51,827	3,083,743
Cie Generale des Etablissements Michelin SCA	20,142	2,729,569
Sanofi	45,770	4,679,534
TotalEnergies SE - ADR	109,618	5,540,094
		21,964,988

Germany - 6.93%
Allianz SE	6,707	1,601,695
Deutsche Post AG	67,800	3,237,595
Deutsche Telekom AG	147,354	2,744,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,939	2,657,103
Siemens AG	25,978	3,597,124
		13,837,872

Hong Kong - 1.90%
Xinyi Glass Holdings, Ltd.	1,584,456	3,798,996

Ireland - 1.70%
Smurfit Kappa Group PLC	76,381	3,392,662

Italy - 1.07%
Enel SpA	318,944	2,129,522

Japan - 12.25%
Denka Co., Ltd.	2,646	73,309
Nippon Telegraph & Telephone Corp.	259,398	7,536,525
SoftBank Corp.	529,015	6,169,962
Tokio Marine Holdings, Inc.	89,360	5,200,149
Toyota Motor Corp.	302,850	5,462,810
		24,442,755

	Shares	Value (Note 1)
Mexico - 1.30%
PLA Administradora Industrial S de RL de CV	1,856,803	$2,598,964

Netherlands - 1.74%
NN Group NV	68,492	3,471,109

Norway - 2.20%
DNB Bank ASA	194,275	4,392,352

Singapore - 4.89%
Ascendas Real Estate Investment Trust	1,145,725	2,468,840
United Overseas Bank, Ltd.	311,800	7,295,497
		9,764,337

Spain - 0.87%
Iberdrola SA	158,651	1,734,062

Sweden - 2.95%
Svenska Handelsbanken AB	402,229	3,698,674
Volvo AB	117,441	2,190,903
		5,889,577

Switzerland - 11.83%
Nestle SA	41,823	5,437,770
Novartis AG - Sponsored ADR	72,377	6,351,082
Roche Holding AG	13,330	5,274,173
UBS Group AG	24,962	487,790
Zurich Insurance Group AG	12,270	6,060,152
		23,610,967

Taiwan - 3.47%
ASE Technology Holding Co., Ltd.	959,700	3,419,857
Quanta Computer, Inc.	1,145,000	3,506,506
		6,926,363

United Kingdom - 15.64%
3i Group PLC	242,022	4,376,318
BAE Systems PLC	640,640	6,016,525
British American Tobacco PLC - Sponsored ADR	127,822	5,388,976
Britvic PLC	306,320	3,247,336
Diageo PLC	1,395	70,761
Persimmon PLC	36,926	1,035,453
Shell PLC	171,405	4,697,978
Tesco PLC	1,542,784	5,585,334
Unilever PLC - Sponsored ADR	17,564	800,391
		31,219,072

TOTAL COMMON STOCKS
(Cost $156,061,540)		187,372,173

	Shares	Value (Note 1)
United Kingdom - 15.64% (continued)
PREFERRED STOCK - 1.73%
South Korea - 1.73%
Samsung Electronics Co., Ltd.	66,415	$3,452,122

TOTAL PREFERRED STOCK
(Cost $3,167,844)		3,452,122

Value (Note 1)
TOTAL INVESTMENTS 95.60%
(Cost $159,229,384)	$190,824,295

Other Assets In Excess Of Liabilities 4.40%	8,784,522

NET ASSETS 100.00%	$199,608,817

ADR - American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	25.58%	$51,086,311
Industrials	10.97	21,924,886
Communication Services	10.76	21,456,662
Consumer Staples	10.29	20,530,568
Materials	9.61	19,164,518
Health Care	8.95	17,885,573
Energy	5.13	10,238,072
Consumer Discretionary	4.63	9,227,832
Information Technology	3.47	6,926,363
Real Estate	2.54	5,067,804
Utilities	1.94	3,863,584
TOTAL COMMON STOCKS	93.87	187,372,173

PREFERRED STOCK
Information Technology	1.73	3,452,122
TOTAL PREFERRED STOCK	1.73	3,452,122

TOTAL INVESTMENTS	95.60%	$190,824,295
Other Assets In Excess Of Liabilities	4.40	8,784,522
TOTAL NET ASSETS	100.00%	$199,608,817

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.41%
Aerospace & Defense - 5.83%
General Dynamics Corp.	103,100	$24,865,658
Raytheon Technologies Corp.	416,050	41,218,073
		66,083,731

Air Freight & Logistics - 2.37%
United Parcel Service, Inc., Class B	124,995	26,806,428

Banks - 9.11%
Bank of America Corp.	733,000	30,214,260
Citigroup, Inc.	324,000	17,301,600
JPMorgan Chase & Co.	234,176	31,922,872
Truist Financial Corp.	419,350	23,777,145
		103,215,877

Beverages - 1.50%
Diageo PLC - Sponsored ADR	83,667	16,996,114

Building Products - 2.32%
Johnson Controls International PLC	401,162	26,304,192

Capital Markets - 2.55%
Morgan Stanley	331,000	28,929,400

Chemicals - 2.33%
Dow, Inc.	414,170	26,390,912

Communications Equipment - 2.35%
Cisco Systems, Inc.	477,966	26,651,384

Distributors - 2.49%
Genuine Parts Co.	223,451	28,159,295

Diversified Telecommunication Services - 4.39%
AT&T, Inc.	690,710	16,321,478
BCE, Inc.	601,618	33,365,734
		49,687,212

Electric Utilities - 4.91%
Duke Energy Corp.	230,755	25,766,104
NextEra Energy, Inc.	352,830	29,888,229
		55,654,333

Equity Real Estate Investment Trusts (REITs) - 5.71%
Boston Properties, Inc.	138,543	17,844,338
Healthpeak Properties, Inc.	769,131	26,404,267
VICI Properties, Inc.	719,769	20,484,626
		64,733,231

Food & Staples Retailing - 1.01%
Walgreens Boots Alliance, Inc.	256,400	11,479,028

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 2.71%
Medtronic PLC	277,195	$30,754,785

Household Products - 1.78%
Kimberly-Clark Corp.	164,081	20,208,216

Industrial Conglomerates - 3.78%
3M Co.	149,760	22,296,269
Siemens AG - Sponsored ADR	296,452	20,496,691
		42,792,960

Insurance - 4.41%
Chubb, Ltd.	163,061	34,878,748
Travelers Cos., Inc.	82,291	15,037,034
		49,915,782

Multiline Retail - 2.52%
Target Corp.	134,717	28,589,642

Oil, Gas & Consumable Fuels - 7.31%
Chevron Corp.	194,431	31,659,200
ConocoPhillips	237,976	23,797,600
Exxon Mobil Corp.	331,000	27,337,290
		82,794,090

Personal Products - 2.10%
Unilever PLC - Sponsored ADR	521,145	23,748,578

Pharmaceuticals - 12.18%
Eli Lilly & Co.	72,981	20,899,569
Johnson & Johnson	214,250	37,971,528
Merck & Co., Inc.	289,548	23,757,413
Novartis AG - Sponsored ADR	309,620	27,169,155
Pfizer, Inc.	543,842	28,154,700
		137,952,365

Semiconductors & Semiconductor Equipment - 4.88%
Broadcom, Inc.	55,816	35,146,219
Intel Corp.	407,279	20,184,747
		55,330,966

Software - 1.59%
Microsoft Corp.	58,470	18,026,886

Specialty Retail - 2.35%
Lowe's Cos., Inc.	131,961	26,681,195

Tobacco - 4.93%
Altria Group, Inc.	456,100	23,831,225
Philip Morris International, Inc.	340,550	31,991,267
		55,822,492

TOTAL COMMON STOCKS
(Cost $572,704,036)		1,103,709,094

	Shares	Value (Note 1)
TOTAL INVESTMENTS 97.41%
(Cost $572,704,036)		$1,103,709,094

Other Assets In Excess Of Liabilities 2.59%		29,301,883

NET ASSETS 100.00%		$1,133,010,977

ADR - American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	16.07%	$182,061,059
Health Care	14.89	168,707,150
Industrials	14.30	161,987,311
Consumer Staples	11.32	128,254,428
Information Technology	8.82	100,009,236
Consumer Discretionary	7.36	83,430,132
Energy	7.31	82,794,090
Real Estate	5.71	64,733,231
Utilities	4.91	55,654,333
Communication Services	4.39	49,687,212
Materials	2.33	26,390,912
TOTAL COMMON STOCKS	97.41	1,103,709,094

TOTAL INVESTMENTS	97.41%	$1,103,709,094
Other Assets In Excess Of Liabilities	2.59	29,301,883
TOTAL NET ASSETS	100.00%	$1,133,010,977

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.86%
Aerospace & Defense - 6.16%
AAR Corp.(a)	2,464	$119,331
Spirit AeroSystems Holdings, Inc., Class A	8,764	428,472
		547,803

Airlines - 3.17%
Copa Holdings SA(a), Class A	3,366	281,532

Banks - 22.15%
Ameris Bancorp	6,099	267,624
Enterprise Financial Services Corp.	2,939	139,044
First Bancorp/Southern Pines, NC	1,009	42,146
First Horizon Corp.	20,086	471,820
First Interstate BancSystem, Inc., Class A	14,136	519,781
Premier Financial Corp.	5,744	174,216
SouthState Corp.	1,387	113,165
Spirit of Texas Bancshares, Inc.	9,143	240,278
		1,968,074

Beverages - 0.50%
Coca-Cola Consolidated, Inc.	90	44,717

Capital Markets - 2.95%
Lazard, Ltd., Class A	7,606	262,407

Chemicals - 4.48%
Cabot Corp.	1,430	97,826
Huntsman Corp.	7,998	300,005
		397,831

Commercial Services & Supplies - 3.13%
Steelcase, Inc., Class A	23,267	278,041

Communications Equipment - 3.80%
Comtech Telecommunications Corp.	21,501	337,351

Energy Equipment & Services - 4.18%
Helmerich & Payne, Inc.	8,676	371,159

Equity Real Estate Investment Trusts (REITs) - 4.76%
Host Hotels & Resorts, Inc.	21,788	423,341

Health Care Equipment & Supplies - 3.85%
Haemonetics Corp.(a)	5,417	342,463

Hotels, Restaurants & Leisure - 8.07%
Denny's Corp.(a)	24,755	354,244

	Shares	Value (Note 1)
Hotels, Restaurants & Leisure - 8.07% (continued)
Ruth's Hospitality Group, Inc.	15,884	$363,426
		717,670

Household Durables - 2.53%
Taylor Morrison Home Corp.(a)	8,278	225,327

Leisure Products - 0.45%
MasterCraft Boat Holdings, Inc.(a)	1,612	39,671

Machinery - 2.19%
Mayville Engineering Co., Inc.(a)	12,392	116,113
Timken Co.	1,289	78,242
		194,355

Oil, Gas & Consumable Fuels - 11.61%
Brigham Minerals, Inc., Class A	7,935	202,739
Civitas Resources, Inc.	4,251	253,827
Coterra Energy, Inc.	13,297	358,620
HF Sinclair Corp.(a)	5,442	216,864
		1,032,050

Professional Services - 8.60%
Barrett Business Services, Inc.	5,000	387,350
BGSF, Inc.	28,597	376,623
		763,973

Semiconductors & Semiconductor Equipment - 1.02%
MKS Instruments, Inc.	602	90,300

Textiles, Apparel & Luxury Goods - 2.26%
Columbia Sportswear Co.	2,218	200,796

TOTAL COMMON STOCKS
(Cost $6,218,627)		8,518,861

TOTAL INVESTMENTS 95.86%
(Cost $6,218,627)		$8,518,861

Other Assets In Excess Of Liabilities 4.14%		368,027

NET ASSETS 100.00%		$8,886,888

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	25.10%	$2,230,481
Industrials	23.25	2,065,704
Energy	15.79	1,403,209
Consumer Discretionary	13.31	1,183,464
Information Technology	4.82	427,651
Real Estate	4.76	423,341
Materials	4.48	397,831
Health Care	3.85	342,463
Consumer Staples	0.50	44,717
TOTAL COMMON STOCKS	95.86	8,518,861

TOTAL INVESTMENTS	95.86%	$8,518,861
Other Assets In Excess Of Liabilities	4.14	368,027
TOTAL NET ASSETS	100.00%	$8,886,888

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.10%
Aerospace & Defense - 7.91%
Boeing Co.(a)	2,775	$531,413
General Dynamics Corp.	3,580	863,424
Raytheon Technologies Corp.	8,183	810,690
		2,205,527

Auto Components - 1.49%
BorgWarner, Inc.	10,697	416,113

Banks - 8.42%
Bank of America Corp.	17,700	729,594
Citigroup, Inc.	12,680	677,112
JPMorgan Chase & Co.	6,884	938,427
		2,345,133

Capital Markets - 3.88%
Morgan Stanley	12,370	1,081,138

Chemicals - 1.34%
Axalta Coating Systems, Ltd.(a)	15,205	373,739

Communications Equipment - 2.58%
Cisco Systems, Inc.	12,901	719,360

Consumer Finance - 2.47%
American Express Co.	3,686	689,282

Containers & Packaging - 2.31%
Packaging Corp. of America	4,132	645,047

Diversified Telecommunication Services - 1.97%
Verizon Communications, Inc.	10,786	549,439

Electrical Equipment - 1.68%
Sensata Technologies Holding PLC(a)	9,183	466,956

Electronic Equipment, Instruments & Components - 3.16%
Arrow Electronics, Inc.(a)	7,424	880,709

Entertainment - 1.97%
Walt Disney Co.(a)	3,992	547,543

Food Products - 4.12%
Archer-Daniels-Midland Co.	4,507	406,802
Mondelez International, Inc., Class A	11,794	740,427
		1,147,229

Health Care Equipment & Supplies - 2.79%
Medtronic PLC	7,005	777,205

	Shares	Value (Note 1)
Health Care Providers & Services - 2.03%
Cigna Corp.	2,364	$566,438

Industrial Conglomerates - 4.78%
3M Co.	3,230	480,882
Siemens AG - Sponsored ADR	12,326	852,220
		1,333,102

Insurance - 7.85%
Allstate Corp.	6,950	962,644
Chubb, Ltd.	5,723	1,224,150
		2,186,794

Life Sciences Tools & Services - 1.34%
Thermo Fisher Scientific, Inc.	631	372,700

Media - 2.25%
Comcast Corp., Class A	13,400	627,388

Oil, Gas & Consumable Fuels - 7.44%
Chevron Corp.	5,550	903,707
ConocoPhillips	11,700	1,170,000
		2,073,707

Personal Products - 2.03%
Unilever PLC - Sponsored ADR	12,393	564,749

Pharmaceuticals - 13.90%
Bristol-Myers Squibb Co.	14,420	1,053,093
Johnson & Johnson	4,245	752,341
Merck & Co., Inc.	11,289	926,263
Pfizer, Inc.	22,072	1,142,667
		3,874,364

Road & Rail - 1.82%
Canadian National Railway Co.	3,774	506,244

Semiconductors & Semiconductor Equipment - 3.08%
Applied Materials, Inc.	3,780	498,204
Skyworks Solutions, Inc.	2,704	360,389
		858,593

Software - 2.52%
Oracle Corp.	8,476	701,219

Specialty Retail - 2.97%
Lowe's Cos., Inc.	4,091	827,159

TOTAL COMMON STOCKS
(Cost $16,854,524)		27,336,877

	Shares	Value (Note 1)
Specialty Retail - 2.97% (continued)
TOTAL INVESTMENTS 98.10%
(Cost $16,854,524)		$27,336,877

Other Assets In Excess Of Liabilities 1.90%		529,216

NET ASSETS 100.00%		$27,866,093

(a)	Non-Income Producing Security.

ADR - American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	22.62%	$6,302,347
Health Care	20.06	5,590,707
Industrials	16.19	4,511,829
Information Technology	11.34	3,159,881
Energy	7.44	2,073,707
Communication Services	6.19	1,724,370
Consumer Staples	6.15	1,711,978
Consumer Discretionary	4.46	1,243,272
Materials	3.65	1,018,786
TOTAL COMMON STOCKS	98.10	27,336,877

TOTAL INVESTMENTS	98.10%	$27,336,877
Other Assets In Excess Of Liabilities	1.90	529,216
TOTAL NET ASSETS	100.00%	$27,866,093

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 88.93%
Austria - 0.05%
OMV AG	3,297	157,540

Brazil - 7.96%
Petroleo Brasileiro SA	1,369,896	10,165,494
SLC Agricola SA	563,766	5,921,790
Vale SA	478,308	9,596,198
		25,683,482

Chile - 1.29%
Vina Concha y Toro SA	2,586,909	4,172,985

China - 7.35%
China Construction Bank Corp., Class H	12,058,300	9,032,452
China Yongda Automobiles Services Holdings, Ltd.	1,450,500	1,567,071
CITIC Securities Co., Ltd., Class H	1,491,300	3,418,212
KWG Group Holdings, Ltd.	1,525,000	623,013
Zijin Mining Group Co., Ltd., Class H	5,975,000	9,060,871
		23,701,619

Czech Republic - 0.50%
Komercni Banka AS	42,072	1,628,768

Egypt - 1.26%
Integrated Diagnostics Holdings PLC(a)(b)	3,403,550	4,058,733

Greece - 4.61%
Hellenic Telecommunications Organization SA	324,350	5,864,969
OPAP SA	619,090	9,011,703
		14,876,672

Hong Kong - 9.34%
AIA Group, Ltd.	706,024	7,372,222
BOC Aviation, Ltd.(a)(b)	391,020	3,071,517
CIMC Enric Holdings, Ltd.	3,792,000	4,687,713
Health & Happiness H&H International Holdings, Ltd.	1,121,000	1,567,556
Nine Dragons Paper Holdings, Ltd.	1,716,700	1,490,689
PAX Global Technology, Ltd.	3,079,300	2,516,562
Xinyi Glass Holdings, Ltd.	3,921,700	9,402,927
		30,109,186

India - 9.81%
Ascendas India Trust	2,890,980	2,528,692
ICICI Bank, Ltd. - Sponsored ADR	531,040	10,057,898
Oil & Natural Gas Corp., Ltd.	2,436,000	5,238,501
Power Grid Corp Of India Ltd.	2,379,000	6,782,373

	Shares	Value (Note 1)
India - 9.81% (continued)
PowerGrid Infrastructure Investment Trust(a)(b)	3,972,600	$7,019,876
		31,627,340

Indonesia - 4.45%
Bank Rakyat Indonesia Persero Tbk PT	25,698,744	8,300,302
Telkom Indonesia Persero Tbk PT	18,969,000	6,035,012
		14,335,314

Kazakhstan - 1.19%
Kaspi.KZ JSC - GDR	76,894	3,852,389

Mexico - 10.70%
Arca Continental SAB de CV	1,388,850	9,425,886
Banco del Bajio SA(a)(b)	1,653,310	4,517,717
Grupo Mexico SAB de CV	1,232,720	7,359,754
PLA Administradora Industrial S de RL de CV	3,991,160	5,586,420
Prologis Property Mexico SA de CV	2,904,336	7,613,478
		34,503,255

Russia - –%
Globaltrans Investment PLC - Sponsored GDR(b)	25,467	11,206

South Africa - 5.56%
Anglo American PLC	164,175	8,530,899
Mondi PLC	145,950	2,900,078
Sasol, Ltd.(c)	268,650	6,494,899
		17,925,876

South Korea - 9.44%
Macquarie Korea Infrastructure Fund	771,774	8,718,175
Samsung Electronics Co., Ltd.	132,571	7,586,108
Shinhan Financial Group Co., Ltd.	282,400	9,592,772
SK Telecom Co., Ltd.	97,212	4,545,463
		30,442,518

Taiwan - 12.35%
ASE Technology Holding Co., Ltd.	1,780,328	6,344,136
KMC Kuei Meng International, Inc.	396,000	2,597,761
MediaTek, Inc.	131,500	4,092,350
Quanta Computer, Inc.	2,146,600	6,573,857
Sinbon Electronics Co., Ltd.	409,000	3,689,243
Sunonwealth Electric Machine Industry Co., Ltd.	2,694,300	4,013,008
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	72,420	7,550,509
Wiwynn Corp.	140,823	4,967,729
		39,828,593

Thailand - 1.46%
Thai Beverage PCL	8,934,000	4,701,010

	Shares	Value (Note 1)
United Kingdom - 1.21%
Airtel Africa PLC(a)(b)	2,145,855	$3,917,426

Vietnam - 0.40%
Ho Chi Minh City Securities Corp.	861,000	1,278,229

TOTAL COMMON STOCKS
(Cost $242,890,004)		286,812,141

PARTICIPATORY NOTES - 3.09%
China - 3.09%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024(c)	662,981	2,085,175
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023(c)	875,300	7,865,570
		9,950,745

TOTAL PARTICIPATORY NOTES
(Cost $10,681,843)		9,950,745

PREFERRED STOCK - 3.39%
Brazil - 3.39%
Itau Unibanco Holding SA	1,895,230	10,927,015

TOTAL PREFERRED STOCK
(Cost $9,388,160)		10,927,015

TOTAL INVESTMENTS 95.41%
(Cost $262,960,007)		$307,689,901

Other Assets In Excess Of Liabilities 4.59%		14,808,215

NET ASSETS 100.00%		$322,498,116

(a)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2022 the aggregate value of those securities was $22,585,269, which represents 7.00% of net assets.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2022, the aggregate value of those securities was $22,596,475, which represents 7.01% of net assets.
(c)	Non-Income Producing Security.

ADR - American Depositary Receipt

GDR - Gross Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	21.02%	$67,769,136
Materials	14.08	45,433,388
Information Technology	13.43	43,320,494
Consumer Staples	8.01	25,789,227
Real Estate	7.24	23,371,479
Industrials	6.56	21,186,371
Communication Services	6.31	20,362,870
Energy	4.83	15,561,535
Consumer Discretionary	4.09	13,176,535
Utilities	2.10	6,782,373
Health Care	1.26	4,058,733
TOTAL COMMON STOCKS	88.93	286,812,141

PARTICIPATORY NOTES
Consumer Discretionary	3.09	9,950,745
TOTAL PARTICIPATORY NOTES	3.09	9,950,745

PREFERRED STOCK
Financials	3.39	10,927,015
TOTAL PREFERRED STOCK	3.39	10,927,015

TOTAL INVESTMENTS	95.41%	$307,689,901
Other Assets In Excess Of Liabilities	4.59	14,808,215
TOTAL NET ASSETS	100.00%	$322,498,116

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.39%
Aerospace & Defense - 4.13%
Raytheon Technologies Corp.	44,090	$4,367,996

Automobiles - 2.94%
Toyota Motor Corp. - Sponsored ADR	17,245	3,108,411

Banks - 10.08%
Bank of America Corp.	25,806	1,063,723
Citigroup, Inc.	46,358	2,475,517
JPMorgan Chase & Co.	22,453	3,060,793
Truist Financial Corp.	71,825	4,072,478
		10,672,511

Building Products - 2.44%
Johnson Controls International PLC	39,322	2,578,344

Capital Markets - 2.84%
Morgan Stanley	34,433	3,009,444

Chemicals - 3.46%
Dow, Inc.	57,498	3,663,773

Communications Equipment - 2.61%
Cisco Systems, Inc.	49,587	2,764,971

Distributors - 2.91%
Genuine Parts Co.	24,425	3,078,038

Diversified Telecommunication Services - 4.52%
BCE, Inc.	35,260	1,955,520
Verizon Communications, Inc.	55,560	2,830,226
		4,785,746

Electric Utilities - 7.11%
Duke Energy Corp.	37,138	4,146,829
PPL Corp.	118,310	3,378,934
		7,525,763

Equity Real Estate Investment Trusts (REITs) - 5.79%
Healthpeak Properties, Inc.	94,580	3,246,931
VICI Properties, Inc.	101,060	2,876,168
		6,123,099

Food & Staples Retailing - 2.50%
Walgreens Boots Alliance, Inc.	59,040	2,643,221

Food Products - 1.82%
Conagra Brands, Inc.	57,266	1,922,420

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 2.96%
Medtronic PLC	28,255	$3,134,892

Industrial Conglomerates - 2.81%
Siemens AG - Sponsored ADR	43,063	2,977,376

Insurance - 2.29%
Allstate Corp.	17,532	2,428,357

Media - 1.68%
Comcast Corp., Class A	38,000	1,779,160

Metals & Mining - 3.05%
Rio Tinto PLC - ADR	40,275	3,238,110

Oil, Gas & Consumable Fuels - 6.52%
Chevron Corp.	22,090	3,596,915
Exxon Mobil Corp.	39,993	3,303,022
		6,899,937

Personal Products - 1.66%
Unilever PLC - Sponsored ADR	38,523	1,755,493

Pharmaceuticals - 9.51%
Bristol-Myers Squibb Co.	50,746	3,705,980
Merck & Co., Inc.	39,961	3,278,800
Novartis AG - Sponsored ADR	35,125	3,082,219
		10,066,999

Semiconductors & Semiconductor Equipment - 5.24%
Broadcom, Inc.	3,379	2,127,689
Intel Corp.	68,886	3,413,990
		5,541,679

Tobacco - 5.52%
Altria Group, Inc.	50,365	2,631,571
Philip Morris International, Inc.	34,162	3,209,179
		5,840,750

TOTAL COMMON STOCKS
(Cost $96,242,515)		99,906,490

TOTAL INVESTMENTS 94.39%
(Cost $96,242,515)		$99,906,490

Other Assets In Excess Of Liabilities 5.61%		5,932,408

NET ASSETS 100.00%		$105,838,898

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (0.16%)
BCE, Inc., Expires April, 2022, Exercise Price $55.00	$(427,042)	(77)	$(6,930)
Citigroup, Inc., Expires April, 2022, Exercise Price $60.00	(2,472,420)	(463)	(3,704)
Conagra Brands, Inc., Expires April, 2022, Exercise Price $34.00	(1,920,204)	(572)	(34,892)
Dow, Inc., Expires April, 2022, Exercise Price $66.00	(1,835,136)	(288)	(16,416)
Exxon Mobil Corp., Expires April, 2022, Exercise Price $88.00	(1,651,800)	(200)	(9,600)
Intel Corp., Expires April, 2022, Exercise Price $54.00	(1,699,908)	(343)	(3,430)
Intel Corp., Expires April, 2022, Exercise Price $50.00	(1,709,820)	(345)	(28,290)
Johnson Controls International PLC, Expires April, 2022, Exercise Price $67.50	(2,576,901)	(393)	(21,615)
Morgan Stanley, Expires April, 2022, Exercise Price $100.00	(3,006,560)	(344)	(3,440)
Novartis AG, Expires April, 2022, Exercise Price $87.50	(1,544,400)	(176)	(22,000)
Raytheon Technologies Corp., Expires April, 2022, Exercise Price $107.00	(2,189,447)	(221)	(2,873)
Rio Tinto PLC, Expires April, 2022, Exercise Price $84.38	(1,624,080)	(202)	(12,120)

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (continued)
Walgreens Boots Alliance, Inc., Expires April, 2022, Exercise Price $50.00	$(1,325,192)	(296)	$(1,184)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $247,206)			(166,494)

TOTAL WRITTEN OPTIONS
(Premiums received $247,206)			$(166,494)

ADR - American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	15.21%	$16,110,312
Health Care	12.47	13,201,891
Consumer Staples	11.50	12,161,884
Industrials	9.38	9,923,716
Information Technology	7.85	8,306,650
Utilities	7.11	7,525,763
Energy	6.52	6,899,937
Materials	6.51	6,901,883
Communication Services	6.20	6,564,906
Consumer Discretionary	5.85	6,186,449
Real Estate	5.79	6,123,099
TOTAL COMMON STOCKS	94.39	99,906,490

TOTAL INVESTMENTS	94.39%	$99,906,490
Other Assets In Excess Of Liabilities	5.61	5,932,408
TOTAL NET ASSETS	100.00%	$105,838,898

CALL OPTIONS WRITTEN
Financials	(0.01)%	$(7,144)
Energy	(0.01)	(9,600)
Communication Services	(0.01)	(6,930)
Health Care	(0.02)	(22,000)
Industrials	(0.02)	(24,488)
Consumer Staples	(0.03)	(36,076)
Information Technology	(0.03)	(31,720)
Materials	(0.03)	(28,536)
TOTAL CALL OPTIONS WRITTEN	(0.16)	(166,494)

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
March 31, 2022 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2022, all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC

820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2022 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$41,110,717	$146,261,456	$–	$187,372,173
Preferred Stock	3,452,122	–	–	3,452,122
Total	$44,562,839	$146,261,456	$–	$190,824,295

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,103,709,094	$–	$–	$1,103,709,094
Total	$1,103,709,094	$–	$–	$1,103,709,094

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$8,518,861	$–	$–	$8,518,861
Total	$8,518,861	$–	$–	$8,518,861

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$27,336,877	$–	$–	$27,336,877
Total	$27,336,877	$–	$–	$27,336,877

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$96,899,127	$189,913,014	$–	$286,812,141
Participatory Notes(3)	–	9,950,745	–	9,950,745
Preferred Stock	10,927,015	–	–	10,927,015
Total	$107,826,142	$199,852,553	$11,206	$307,689,901

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$99,906,490	$–	$–	$99,906,490
Total	$99,906,490	$–	$–	$99,906,490
Other Financial Instruments
Liabilities
Written Options	$(166,494)	–	–	$(166,494)
Total	$(166,494)	–	–	$(166,494)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	As discussed above, the fair value triggers in place were affected on the date of these financial statements.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.